Goodwill, Intangible and Long-Lived Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
During 2012, the Company recognized $42,064 of goodwill and $15,899 of indefinite-lived trademarks in the acquisitions of Geocel and Pulanna. Acquired customer relationships, finite-lived trademarks and covenants not to compete recognized in these acquisitions valued at $27,487, $13,000 and $9,720, respectively, are being amortized over periods ranging from 6 to 15 years from the date of acquisition.
During 2011, the Company recognized $5,039 of goodwill in the acquisition of Leighs Paints. Acquired technology, trademarks and customer relationships recognized in this acquisition valued at $4,794, $2,125 and $1,918, respectively, are being amortized over periods ranging from 5 to 10 years from the date of acquisition.
During 2010, the Company recognized $79,909 of goodwill and $18,007 of trademarks in the acquisitions of Sayerlack Industrial Coatings (Sayerlack), Becker Industrial Products AB (Acroma) and Pinturas Condor S.A. (Pinturas Condor). Customer relationships valued at $35,886 recognized in the acquisitions of Acroma and Pinturas Condor are being amortized over periods of 15 and 19 years, respectively, from the date of acquisition.
In accordance with the Property, Plant and Equipment Topic of the ASC, whenever events or changes in circumstances indicate that the carrying value of long-lived assets may not be recoverable or the useful life may have changed, impairment tests are to be performed. Undiscounted cash flows are to be used to calculate the recoverable value of long-lived assets to determine if such assets are impaired. Where impairment is identified, a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets, is to be used to determine the fair value for the assets to measure any potential impairment.
In 2011, a reduction in the carrying value of property, plant and equipment associated with a facility closed during 2008 was recorded (see Note 5).
During 2010, a reduction in the carrying value of property, plant and equipment associated with one manufacturing facility closed during 2009 was recorded (see Note 5). In addition, finite-lived intangible assets and property, plant and equipment in the Global Finishes Group had reductions in carrying value of $4,364 and $2,177, respectively, due to undiscounted cash flow projections below carrying values.
In accordance with the Goodwill and Other Intangibles Topic of the ASC, goodwill and indefinite-lived intangible assets are tested for impairment annually, and interim impairment tests are performed whenever an event occurs or circumstances change that indicate an impairment has more likely than not occurred. October 1 has been established for the annual impairment review. At the time of impairment testing, values are estimated separately for goodwill and trademarks with indefinite lives using a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets. An optional qualitative assessment may alleviate the need to perform the quantitative goodwill impairment test when impairment is unlikely. The Company used the qualitative assessment for each of its reporting units in 2012. Impairments of trademarks with indefinite lives have been reported as a separate line in the Statements of Consolidated Income.
The annual impairment review performed as of October 1, 2012 resulted in trademark impairments in the Paint Stores Group and Global Finishes Group of $3,400 and $686, respectively, and no goodwill impairment. The trademark impairments related primarily to the planned conversion of various acquired brands.
The annual impairment review performed as of October 1, 2011 resulted in trademark impairments in the Paint Stores Group and Global Finishes Group of $4,669 and $823, respectively, and no goodwill impairment. The trademark impairments related primarily to lower-than-anticipated sales of acquired brands.
The annual impairment review performed as of October 1, 2010 resulted in trademark impairment in the Paint Stores Group of $120 and no goodwill impairment. The trademark impairment related primarily to lower-than-anticipated sales of an acquired brand.
Amortization of finite-lived intangible assets is as follows for the next five years: $33,279 in 2013, $29,840 in 2014, $25,866 in 2015 and $22,145 in 2016 and $18,003 in 2017.
A summary of changes in the Company’s carrying value of goodwill by reportable segment is as follows:

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2010 (a)	$285,445	$686,612	$42,397	$371	$1,014,825
Acquisitions			70,594	9,315	79,909
Currency and other adjustments	1,299	2,776	2,728	921	7,724
Balance at December 31, 2010 (a)	286,744	689,388	115,719	10,607	1,102,458
Acquisitions			5,039		5,039
Currency and other adjustments	254	(109)	(408)	774	511
Balance at December 31, 2011 (a)	286,998	689,279	120,350	11,381	1,108,008
Acquisitions		17,357	24,707		42,064
Currency and other adjustments	(214)	(344)	7,230	(739)	5,933
Balance at December 31, 2012 (a)	$286,784	$706,292	$152,287	$10,642	$1,156,005

(a)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2012
Weighted-average amortization period	8 years	12 years	11 years
Gross	$107,779	$337,089	$444,868
Accumulated amortization	(66,106)	(193,959)	(260,065)
Net value	$41,673	$143,130	$184,803	$162,750	$347,553
December 31, 2011
Weighted-average amortization period	7 years	13 years	11 years
Gross	$109,401	$274,086	$383,487
Accumulated amortization	(60,030)	(177,706)	(237,736)
Net value	$49,371	$96,380	$145,751	$160,122	$305,873
December 31, 2010
Weighted-average amortization period	8 years	13 years	11 years
Gross	$107,141	$254,462	$361,603
Accumulated amortization	(57,480)	(171,153)	(228,633)
Net value	$49,661	$83,309	$132,970	$187,534	$320,504